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        The following annual reports, dated December 31, 2003 are incorporated by reference herein:

         o AXA Premier VIP Trust, as filed on Form N-CSRS on March 10, 2004, CIK No. 0001160168, Accession No. 0001193125-04-038236
              (Registration File Nos. 333-70754 and 811-10509)

         o EQ Advisors Trust, as filed on Form N-CSRS on March 10, 2004, CIK No. 0001027263, Accession No. 0001193125-04-038167
              (Registration File Nos. 333-17217 and 811-07953)

         o Barr Rosenberg Variable Insurance Trust, as filed on Form N-CSRS on March 8, 2004, CIK No. 0001058265, Accession No.
              0000950152-04-001711 (Registration File No. 333-50529
              and 811-08759)

         o The Universal Institutional Funds, Inc., as filed on Form N-CSRS on March 8, 2004, CIK No.0001011378, Accession No.
              0001047469-04-006884 (Registration File No. 333-03013
              and 811-07607)